Note 3 - Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
3.	Inventories
Inventories consisted of the following:
	2010	2011
Lubricants	1,430,809	1,522,603
Victualling	166,778	218,141
Bunkers	190,669	865,791
Total	1,788,256	2,606,535